Revenue - Charterers (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of revenue
Trade receivables	$ 38,202,231	$ 55,234,678
Charterer A
Disaggregation of revenue
Percentage of entity's trade receivables	20.00%	17.00%
Charterer B
Disaggregation of revenue
Percentage of entity's trade receivables	19.00%	13.00%
Charterer C
Disaggregation of revenue
Percentage of entity's trade receivables	12.00%	10.00%
Charterer D
Disaggregation of revenue
Percentage of entity's trade receivables	10.00%